UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-21865

Nakoma Mutual Funds
(Exact name of registrant as specified in charter)

8040 Excelsior Drive, Suite 401
Madison, WI 53717
 (Address of principal executive offices)

Daniel S. Pickett
Nakoma Capital Management, LLC
8040 Excelsior Drive, Suite 401
Madison, WI 53717
(Name and address of agent for service)

Registrant's telephone number, including area code: (608) 831-8814

Date of fiscal year end: May 31

Date of reporting period: November 30, 2008

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

NAKOMA	MUTUAL FUNDS
Semi-Annual Report November 30, 2008

NAKOMA MUTUAL FUNDS

TABLE OF CONTENTS

Summary of Investments	1

Schedule of Investments	2

Fees and Expense Example	4

Statement of Assets and Liabilities	5

Statement of Operations	6

Statement of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

Additional Notes	14

Additional Information	15

SUMMARY OF INVESTMENTS— NOVEMBER 30, 2008 (Unaudited)

Sector Allocations (% of Net Assets) *

*	Excludes net cash and short-term investments.

The accompanying notes are an integral part of the financial statements.

NAKOMA MUTUAL FUNDS
SCHEDULE OF INVESTMENTS— November 30, 2008 (Unaudited)

COMMON STOCKS-43.1%

Description	Shares	Value

Consumer Discretionary-5.7%
Diversified Consumer Services-2.0%
Apollo Group, Inc., Class A (1)	38,700	$2,973,708
Media-1.7%
Comcast Corp., Class A	142,300	2,467,482
Specialty Retail-0.6%
Guess?, Inc.	69,100	914,193
Textiles, Apparel & Luxury Goods-1.4%
American Apparel, Inc. (1)	243,400	1,034,450
Fossil, Inc. (1)	67,100	1,019,920
		2,054,370
		8,409,753
Consumer Staples-5.8%
Food & Staples Retailing-3.1%
CVS Caremark Corp.	86,420	2,500,131
Wal-Mart Stores, Inc.	39,000	2,179,320
		4,679,451
Food Products-2.7%
Dean Foods Co. (1)	62,200	905,632
Kraft Foods, Inc., Class A	111,900	3,044,799
		3,950,431
		8,629,882
Energy-0.5%
Oil, Gas & Consumable Fuels-0.5%
Peabody Energy Corp.	29,900	700,557
Financials-8.2%
Capital Markets-2.1%
Affiliated Managers Group, Inc. (1)	50,000	1,400,000
Charles Schwab Corp.	92,400	1,693,692
		3,093,692
Diversified Financial Services-1.5%
NASDAQ OMX Group, Inc. (1)	45,400	976,100
NYSE Euronext	50,100	1,192,881
		2,168,981
Insurance-3.0%
ACE, Ltd.	29,400	1,536,150
Marsh & McLennan Cos., Inc.	54,300	1,384,650
Travelers Cos., Inc.	35,800	1,562,670
		4,483,470
Real Estate Investment Trusts-1.6%
Annaly Capital Management, Inc.-REIT	163,400	2,348,058
		12,094,201
Health Care-11.2%
Biotechnology-1.4%
Celgene Corp. (1)	39,300	2,047,530

Health Care Equipment & Supplies-2.4%
Mindray Medical International, Ltd.-ADR	100,800	1,822,464
NuVasive, Inc. (1)	51,570	1,776,586
		3,599,050
Health Care Provider & Services-3.3%
LHC Group, Inc. (1)	85,900	2,867,342
Psychiatric Solutions, Inc. (1)	79,000	1,998,700
		4,866,042
Life Sciences Tools & Services-2.2%
Thermo Fisher Scientific, Inc. (1)	90,440	3,226,899
Pharmaceuticals-1.9%
Abbott Laboratories	54,000	2,829,060
		16,568,581
Industrials-1.7%
Commercial Services & Supplies-1.3%
Geo Group, Inc. (1)	95,900	1,850,870
Machinery-0.4%
SPX Corp.	16,000	597,120
		2,447,990
Information Technology-10.0%
Communications Equipment-3.3%
F5 Networks, Inc. (1)	90,600	2,255,940
QUALCOMM, Inc.	76,700	2,574,819
		4,830,759
Computers & Peripherals-1.2%
Synaptics, Inc. (1)	83,200	1,827,904
Software-5.5%
Activision Blizzard, Inc. (1)	344,700	4,032,990
Microsoft Corp.	79,100	1,599,402
Perfect World Co., Ltd.-ADR (1)	143,300	2,500,585
		8,132,977
		14,791,640

TOTAL COMMON STOCKS
(Cost $79,082,854)		63,642,604

EXCHANGE-TRADED FUNDS-6.1%

PowerShares DB Crude Oil Double
Short ETN (1)	40,100	4,048,496
SPDR Gold Trust (1)	26,100	2,096,091
United States Natural Gas Fund LP (1)	108,400	2,921,380

Total Exchange-Traded Funds
(Cost $7,146,685)		9,065,967

The accompanying notes are an integral part of the financial statements.

NAKOMA MUTUAL FUNDS

SHORT-TERM INVESTMENTS-25.6%

Description	Shares	Value

UMB Bank Money Market
Fiduciary, 0.492% (2)(3)	37,778,349	$37,778,349
Total Short-Term Investments
(Cost $37,778,349)		37,778,349

Total Investments-74.8%
(Cost $124,007,888)		110,486,920
Segregated Cash with Brokers—48.9%		72,199,449
Securities Sold Short—(24.6)%		(36,351,906)
Other Assets and Liabilities-0.9%		1,380,125
Total Net Assets-100.0%		$147,714,588

(1)	Non-income producing security.
(2)	Variable rate security; the coupon rate represents the rate at November 30, 2008.
(3)	As of the period ended November 30, 2008, 36,316,469 shares valued at $36,316,469 were held in a segregated account as collateral for securities sold short.

SCHEDULE OF SECURITIES SOLD SHORT

Consumer Discretionary
Auto Components
Autoliv, Inc.	38,300	$731,147
Automobiles
Harley-Davidson, Inc.	24,700	420,147
Winnebago Industries, Inc.	20,758	122,057
		542,204
Diversified Consumer Services
Weight Watchers International, Inc.	47,360	1,340,288
Hotels, Restaurants & Leisure
Buffalo Wild Wings, Inc. (1)	72,600	1,666,896
Cheesecake Factory, Inc. (1)	111,500	811,720
PF Chang’s China Bistro, Inc. (1)	102,300	1,916,079
Starwood Hotels & Resorts Worldwide, Inc.	53,100	895,266
Tim Hortons, Inc.	50,100	1,246,989
		6,536,950
Household Durables
Centex Corp.	69,330	635,063
Ethan Allen Interiors, Inc.	67,630	933,970
Mohawk Industries, Inc. (1)	31,980	983,065
		2,552,098
Internet & Catalog Retail
Amazon.com, Inc. (1)	33,500	1,430,450
Multiline Retail
Sears Holdings Corp. (1)	21,800	790,250
Specialty Retail
Dick’s Sporting Goods, Inc. (1)	88,700	1,118,507
Textiles, Apparel & Luxury Goods
Luxottica Group S.p.A.-ADR	70,300	1,306,174
Timberland Co., Class A (1)	103,800	1,053,570
		2,359,744
		17,401,638
Financials
Capital markets
Janus Capital Group, Inc.	89,000	$725,350
Health Care
Health Care Equipment & Supplies
IDEXX Laboratories, Inc. (1)	35,100	1,084,941
Health Care Technology
Eclipsys Corp. (1)	59,800	784,576
		1,869,517
Industrials
Machinery
Caterpillar, Inc.	19,500	799,305
PACCAR, Inc.	45,600	1,270,872
		2,070,177
Information Technology
Computers & Peripherals
Dell, Inc. (1)	107,400	1,199,658
Electronic Equipment & Instruments
AU Optronics Corp.-ADR	81,992	495,232
LG Display Co., Ltd.-ADR (1)	106,800	752,940
		1,248,172
Internet Software & Services
Baidu.com, Inc.-ADR (1)	4,300	584,284
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	133,340	1,277,397
Cymer, Inc. (1)	72,250	1,697,152
Lam Research Corp. (1)	57,390	1,159,278
National Semiconductor Corp.	125,200	1,377,200
Novellus Systems, Inc. (1)	81,770	1,013,131
		6,524,158
Software
McAfee, Inc. (1)	50,700	1,537,731
		11,094,003
Materials
Metals & Mining
Aluminum Corp. of China, Ltd.-ADR	57,700	665,281
Carpenter Technology Corp.	36,600	609,756
Mechel-ADR	61,600	386,232
Southern Copper Corp.	59,200	814,592
		2,475,861

Total Common Stocks Sold Short
(Proceeds $65,559,403)		35,636,546

EXCHANGE-TRADED FUNDS SOLD SHORT

United States Oil Fund LP (1)	17,000	715,360

Total Exchange-Traded Funds Sold Short
(Proceeds $1,832,181)		715,360

TOTAL SECURITIES SOLD SHORT
Proceeds $67,391,584		$36,351,906

(1)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

NAKOMA MUTUAL FUNDS
FEES AND EXPENSE EXAMPLE (Unaudited)

Shareholders of the Fund incur two types of costs: (1) transaction costs and (2) operating costs, including management fees, distribution fees and other Fund expenses. The following Example is intended to help investors understand the operating costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period June 1, 2008 through November 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses for the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Divide your account value by $1,000, then multiply that result by the number in the “Actual” line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to the cost of investing in other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Nakoma Absolute Return Fund	Beginning Account Value (June 1, 2008)	Ending Account Value (Nov. 30, 2008)	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Actual	$1,000.00	$1,060.00	2.49%	$12.85

Hypothetical (5% return before expenses)	$1,000.00	$1,012.52	2.49%	$12.56

(1)
This ratio includes the dividend expense from securities sold short. Pursuant to an expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its fees and/or absorb Fund expenses to ensure that the Fund’s total annual operating expenses, excluding interest, taxes, transaction costs (such as brokerage commissions and expenses relating to dividends on short sales), and extraordinary expenses, do not exceed 1.99% of the Fund’s average daily net assets through December 15, 2009.

(2)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365. Information shown reflects values using the expense ratios for the period June 1, 2008 through November 30, 2008.

NAKOMA MUTUAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES— November 30, 2008 (Unaudited)

NAKOMA ABSOLUTE RETURN FUND

Assets
Investments, at value (cost $124,007,888)	$110,486,920
Deposit at broker for securities sold short	72,199,449
Receivable for investments purchased	2,578,321
Interest and dividends receivable	51,379
Receivable for fund shares sold	187,810
Prepaid expenses	30,407
Total assets	$185,534,286

Liabilities
Securities sold short, at value (proceeds of $67,391,584)	36,351,906
Payable for investments purchased	373,200
Dividends payable on securities sold short	70,996
Payable for fund shares redeemed	789,700
Payable to Investment Adviser	200,236
Accrued expenses and other liabilities	33,660
Total liabilities	37,819,698
Net Assets	$147,714,588

Net Assets Consist of
Paid in capital	$146,951,282
Undistributed net investment loss	(1,045,154)
Accumulated net realized loss on investments and securities sold short—net	(15,710,250)
Net unrealized appreciation (depreciation) on:
Investments	(13,520,968)
Securities sold short	31,039,678
Net Assets	$147,714,588

Net assets	$147,714,588
Shares outstanding (no par value, unlimited shares authorized)	6,580,605

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)	$22.45

The accompanying notes are an integral part of the financial statements.

NAKOMA MUTUAL FUNDS

STATEMENT OF OPERATIONS—	For the Period Ended November 30, 2008
(Unaudited)

NAKOMA ABSOLUTE RETURN FUND

Investment Income
Interest	$145,779
Dividends	378,182
Total investment income	$523,961

Operating Expenses
Investment advisory fees	945,447
Fund administration and accounting fees	63,030
Transfer agent fees and expenses	47,236
Professional fees	35,255
Federal and state registration fees	22,202
Custody fees	12,443
Trustees' fees and related expenses	9,907
Reports to shareholders	6,283
Other	9,796
Total operating expenses	$1,151,599
Expenses recouped by Adviser (see note 4)	102,694
Dividend expense on securities sold short	314,822
Net expenses	1,569,115
Net Investment Income	$(1,045,154)

Realized and Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investments	(15,832,818)
Securities sold short	5,625,055
Change in unrealized appreciation (depreciation) on investments	(11,847,675)
Change in unrealized appreciation (depreciation) on securities sold short	30,292,137
Net Realized/Unrealized Gain on Investments	$8,236,699

Net Increase in Net Assets Resulting From Operations	$7,191,545

The accompanying notes are an integral part of the financial statements.

NAKOMA MUTUAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

NAKOMA ABSOLUTE RETURN FUND

	For the Period Ended Nov 30, 2008	For the Year Ended May 31, 2008

Operations
Net investment loss	$(1,045,154)	$(445,257)
Net realized gain (loss) on:
Investment securities	(15,832,818)	(5,013,710)
Securities sold short	5,625,055	(254,650)
Change in unrealized appreciation (depreciation) on investments and securities	18,444,462	(1,747,474)
Net increase in net assets resulting from operations	$7,191,545	$(7,461,091)

Distributions to Shareholders
Distributions to shareholders from net investment income	-	(67,460)
Return of capital	-	(141,032)
Change in net assets resulting from distributions to shareholders	-	(208,492)

Capital Share Transactions	-
Proceeds from shares sold	50,825,530	158,804,835
Reinvestment of distributions	-	140,347
Amounts paid for shares redeemed	(19,704,662)	(58,560,918)
Net increase in net assets resulting from capital share transactions	31,120,868	100,384,264

Total Increase in Net Assets	$38,312,413	$92,714,681

Net Assets
Beginning of period	109,402,175	16,687,494
End of period	$147,714,588	$109,402,175

Accumulated undistributed net investment loss	$(1,045,154)	$-

Capital Share Transactions
Shares sold	2,313,737	7,073,077
Shares issued in reinvestment of distributions	-	6,084
Shares redeemed	(897,961)	(2,701,965)
Net increase from capital share transactions	1,415,776	4,377,196
Shares outstanding, beginning of period	5,164,829	787,633
Shares outstanding, end of period	6,580,605	5,164,829

The accompanying notes are an integral part of the financial statements.

NAKOMA MUTUAL FUNDS

FINANCIAL HIGHLIGHTS (Unaudited)

Selected Per Share Data for the Period Presented

NAKOMA ABSOLUTE RETURN FUND

For the Period Ended:	Nov 30, 2008		May 31, 2008		May 31, 2007*

Net Asset Value, Beginning of Period	$21.18		$21.19		$20.00

Income From Investment Operations
Net investment income (loss)	(0.16)		(0.16)		0.11
Net realized and unrealized gain on investments and securities sold short	1.43		0.20	(1)	1.11
Total income from investment operations	1.27		0.04		1.22

Less Distributions
Net investment income	-		(0.02)		(0.03)
Return of capital	-		(0.03)		-
Total distributions	-		(0.05)		(0.03)

Net Asset Value, End of Period	$22.45		$21.18		$21.19

Total Return(2)	6.00%	(3)	0.18%		5.95%	(3)(4)

Supplemental Data and Ratios
Net assets, end of period (in thousands)	$147,715		$109,402		$16,687
Ratio of expenses to average net assets, excluding dividends on securities sold short, net of waived or recaptured fees	1.99%	(5)(6)	1.99%	(5)	1.99%	(5)(6)
Ratio of dividend expense on securities sold short to average net assets	0.50%	(6)	0.62%		0.46%	(6)
Ratio of expenses to average net assets, including dividend expense on securities sold short, net of waived fees or recaptured fees	2.49%	(5)(6)	2.61%	(5)	2.45%	(5)(6)
Ratio of gross expenses to average net assets, gross fees	2.33%	(6)	2.57%		5.73%	(6)
Ratio of net investment income (loss) to average net assets, net of waived or recaptured fees	(1.66)%	(5)(6)	(0.59)%	(5)	1.41%	(5)(6)
Ratio of net investment income (loss) to average net assets, gross fees	(1.50)%	(6)	(0.55)%		(1.87)%	(6)
Portfolio turnover rate - long positions, excluding short positions	77%	(3)	124%		18%	(3)

(1)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period.  It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions in the period.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(3)	Not annualized.

(4)	Represents performance beginning on the first day of security trading (December 18, 2006).

(5)	Reflects the Adviser’s waiver of a portion of its management fees and/or other operating expenses.

(6)	Annualized.

*	Fund commenced operations in August 23, 2006. Fund began investing in line with its investment objectives on December 18, 2006.

The accompanying notes are an integral part of the financial statements.

NAKOMA MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS— November 30, 2008 (Unaudited)

NOTE 1 - ORGANIZATION MATTERS

The Nakoma Absolute Return Fund (the “Fund”) is a series of Nakoma Mutual Funds (the “Trust”), an open-end, diversified management investment company, organized as a statutory trust in Delaware and registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 23, 2006. The Fund commenced investing in line with its investment objectives on December 18, 2006. The investment adviser to the Fund is Nakoma Capital Management LLC (the “Adviser”), which is registered as an investment adviser with the SEC.

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Fund currently offers one class of shares of common stock.  The Fund may offer additional classes of shares in the future. Each share represents a proportionate interest in the Fund’s assets. All shares have the same voting and other rights and preferences.  The shares have noncumulative voting rights.

The investment objective of the Fund is to seek absolute returns with low volatility independent of equity market conditions. The Fund seeks to implement an “expectations” investment strategy in taking long and short positions in securities. It will invest primarily in equity securities traded in U.S. markets—taking long positions in companies where the Adviser believes operating results will exceed investors’ expectations, and establishing short positions in companies that the Adviser believes will disappoint or as hedged offsets to long positions.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation

Securities and other assets will normally be valued as of the close of regular trading (4:00 P.M. Eastern Time) on each day the New York Stock Exchange (the “NYSE”) is open for trading. Common stocks listed on national securities exchanges are valued at the last sale price on the securities exchange on which such securities are primarily traded or at last sale price on the national securities market. Securities traded on the NASDAQ National Market or the NASDAQ Small Cap Market (collectively, “NASDAQ-traded securities”) are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the current bid prices for longs and current asked prices for shorts on such exchanges. Unlisted securities held by the Fund that are not included in the NASDAQ Stock Market are valued at the average of the quoted bid and asked prices in the over-the-counter market.

Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by the Fund’s Board of Trustees (the “Board”). Short-term investments maturing in less than 60 days are valued at amortized cost unless the Board determines that this method does not represent fair value, if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. During the period ended November 30, 2008, the Fund has not traded in any securities for which market quotations were not readily available.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced.  Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. During the period ended November 30, 2008, the Fund has not traded in any such securities.

NAKOMA MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS— Continued

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. The Fund commenced complying with SFAS No. 157 in fiscal year 2009. SFAS No. 157 establishes a hierarchy that prioritizes the various inputs used in determining the value of the Fund’s investments. The three broad levels of the hierarchy are described below:

•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2008:

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 – Quoted Prices: Long Positions Short positions	$110,486,920 36,351,906
Level 2 – Other Significant Observable Inputs: Long Positions Short Positions	- -
Level 3 – Significant Unobservable Inputs: Long Positions Short Positions	- -
Total: Long Positions Short Positions	$110,486,920 36,351,906

*
Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

NAKOMA MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS— Continued

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Deposit at broker for securities sold short” on the Statement of Assets & Liabilities.

Distributions

The Fund’s income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as “qualified dividend income,” which is generally subject to reduced rates of taxation. However, because the principal investment goal of the Fund is to invest in both long and short positions in equity securities, it is anticipated that a smaller portion of the income dividends paid to shareholders by the Fund will be qualified dividend income eligible for taxation by individuals at long-term capital gain rates than if the Fund invested in only long positions in equity securities. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long shares of the Fund have been held by the shareholder. Shareholders have two distribution options: (1) automatic reinvestment of both dividend and capital gains distributions in additional shares of the Fund, or (2) both dividend and capital gains distributions are paid in cash.

Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify as a regulated investment company and make all requisite distributions of income to its shareholders that will be sufficient to relieve it from all or substantially all federal income taxes. The character of distributions made during the year from net investment loss or net realized gain may differ from character for federal income tax purposes due to differences in the recognition of income expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases from operations during the reporting period.  Actual results could differ from those estimates.

Share Valuation

The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.

NAKOMA MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS— Continued

Other

Investment transactions are accounted for on a trade date basis.  Dividend income and dividend expense are recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Net realized gains and losses on securities are computed on the basis of specific security lot identifications.

NOTE 3 - INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of long investments, other than short-term securities, for the Fund for the period ended November 30, 2008, were $89,875,236 and $53,025,349, respectively. Proceeds and covers of short investments for the Fund for the period ended November 30, 2008, were $37,339,124 and $25,680,858, respectively. There were no purchases or sales of U.S. government securities for the period ended November 30, 2008.

NOTE 4 - INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser

An advisory agreement with the Adviser was in effect during the period ended November 30, 2008. Pursuant to this agreement, the Adviser directs the purchase or sale of investment securities in the day-to-day management of the Fund’s investment portfolios, subject to policies adopted by the Board. The Adviser is also responsible for providing investment research and portfolio management services, and selecting the brokers who execute the Fund’s portfolio transactions.

The Fund pays the Adviser an annual fee equal to 1.50% of the Fund’s average daily net assets, computed and paid monthly according to the terms of the advisory agreement. For the fiscal period ended November 30, 2008, the Adviser earned a fee of $945,447 before the reimbursement described below. Pursuant to a separate expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its fees and/or reimburse expenses of the Fund to ensure that the Fund’s total annual operating expenses, excluding interest, taxes, transaction costs (such as brokerage commissions and expenses relating to dividends on short sales), and extraordinary expenses, do not exceed 1.99% of the Fund’s average daily net assets through December 15, 2009. Under the terms of the expense limitation agreement, the Adviser may request a reimbursement of any advisory fees waived or reduced or payment of expenses made by the Adviser within the previous thirty-six months following the month in which the waiver, reduction or payment related if the Fund’s expenses are less than the above limit agreed to by the Fund for such month.  The Board reviews all recoupments. The waived fees related to operating expenses subject to recovery at November 30, 2008 were as follows:

Amount
$4,447	Reimbursement request expires November 30, 2010

Officers and Trustees

Certain officers and trustees of the Trust are affiliated with the Adviser. None of these individuals receives a fee from the Trust for serving as an officer or trustee. The fees and expenses of the independent trustees allocated to the Fund are reflected in the Fund’s Statement of Operations. The independent trustees’ remuneration for the Fund totaled $9,907 for the period ended November 30, 2008.

NOTE 5 - TAX INFORMATION

Effective November 30, 2007, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”), a clarification of FASB Statement No. 109, “Accounting for Income Taxes”. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

NAKOMA MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS— Continued

As of and during the period ended November 30, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Fund’s Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2007.

At November 30, 2008, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for Federal income tax purposes were as follows:

Cost of investments	$124,067,146
Proceeds from securities sold short	$(67,380,930)

Unrealized appreciation	$36,863,197
Unrealized depreciation	(19,414,399)

Net unrealized appreciation (depreciation) on investments and securities sold short	$17,448,798

The difference between cost amounts for financial statement and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax character of distributions paid during the fiscal year ended May 31, 2008, and the fiscal period ended May 31, 2007, was as follows:

	May 31, 2008	May 31, 2007

Distributions from ordinary income	$67,460	$819
Distributions from long-term capital gains	-	-
Return of capital	141,032	-

Total distributions	$208,492	$819

As of May 31, 2008, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term gains	-
Tax accumulated earnings	-
Accumulated capital and other losses	(5,490,152)

Unrealized depreciation on investments and securities sold short	(938,087)
Total accumulated losses	$(6,428,239)

As of May 31, 2008, the Fund had a capital loss carry forward of $987,684, which expires on May 31, 2016.

As of May 31, 2008, the Fund had $4,502,468 of post-October losses, which are deferred until June 1, 2008, for tax purposes. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

NAKOMA MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS— Continued

NOTE 6 - RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). The provisions are effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

NOTE 7 - BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of November 30, 2008, Charles Schwab & Co. and the Associated Trust Co., for the benefit of their customers, owned 30% and 26% of the Fund, respectively.

NOTE 8 - MARGIN BORROWING AGREEMENT

The Fund has a margin account with its prime broker, Banc of America Securities, under which the Fund may borrow against the value of its securities, subject to regulatory limitation. Interest accrues at the federal funds rate plus 0.70% (1.22% on November 30, 2008). Interest is accrued daily and paid monthly. The Fund held a deposit of $72,199,449 with the broker for securities sold short at November 30, 2008.

The Fund is exposed to credit risk from its prime broker who effects transactions and extends credit pursuant to a prime brokerage agreement. The Adviser attempts to minimize the Fund’s credit risk by monitoring credit exposure and the credit worthiness of the prime broker.

ADDITIONAL NOTES (Unaudited)

NOTE 9 - PROXY VOTING

The Board has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Adviser in accordance with the Proxy Voting Guidelines and Procedures (the “Proxy Policies”) adopted by the Adviser. A description of these Proxy Policies is available (i) without charge, upon request, by calling the Fund toll-free at 1-866-662-5662, and (ii) on the SEC’s website at www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30, 2008, is available (i) without charge, upon request, by calling the Fund toll-free at 1-866-662-5662, and (ii) on the SEC’s website at www.sec.gov.

NOTE 10 - QUARTERLY PORTFOLIO DISCLOSURES

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund toll-free at 1-866-662-5662, (ii) on the SEC’s website at www.sec.gov., and (iii) to review and copy at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

NAKOMA MUTUAL FUNDS

ADDITIONAL INFORMATION

TRUSTEES AND OFFICERS

Dan Pickett	Chairman, President, Trustee
Marla Ahlgrimm, R.Ph.	Trustee
John Feldt	Trustee
Antonio Mello	Trustee
Tom Poehling	Trustee
Mark Fedenia	VP of Investments, Trustee
Robyn Rannow	Secretary, Treasurer, Chief Compliance Officer, AML Officer

SYMBOL	NARFX

ADMINISTRATOR / TRANSFER
AGENT / FUND ACCOUNTANT

UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233

DISTRIBUTOR

UMB Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233
1-866-662-5662

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway Suite 1100
Westlake, Ohio  44145-1594

INVESTMENT ADVISER

Nakoma Capital Management LLC
8040 Excelsior Drive Suite 401
Madison, Wisconsin 53717
www.nakomacapital.com
www.nakomafunds.com

LEGAL COUNSEL

Godfrey & Kahn S.C.
780 North Water Street
Milwaukee, WI 53202

CUSTODIAN

UMB Bank, n.a.
928 Grand Boulevard 10th Floor
Kansas City, Missouri 64106

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

The Nakoma Absolute Return Fund is distributed by UMB Distribution Services, LLC.

Item 2.  Code of Ethics

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable to semi-annual reports.

Item 6.  Schedule of Investments

(a) Schedule of Investments is included as part of the report to shareholders filed under item 1 of this Form N-CSR

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures

(a)
The Registrant’s principal executive officer and principal financial officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act.  Based on his review, such officer has concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to him by others within the Registrant and by the Registrant’s service providers.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)(1)	Not applicable.

(2)	Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

(b)	Certifications required by Rule 30a-2 (b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2 (b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nakoma Mutual Funds

/s/ Daniel S. Pickett
Daniel S. Pickett
President
Date	February 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Daniel S. Pickett
Daniel S. Pickett
President (Principal Executive and Principal Financial Officer)
Date	February 3, 2009